Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2015	Sep. 28, 2014
Inventories [Abstract]
Percentage of LIFO Inventory	92.20%	93.50%
Inventory, LIFO Reserve	$ 49	$ 48
Leases [Abstract]
Property Resulting from Build-to-Suit Leases		$ 67
Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Buildings | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years